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LIBERTY
COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR


June 2, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust I (the "Trust")
          Stein Roe Advisor Tax-Managed Value Fund (the "Fund")
          File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's Prospectuses and Statement of Additional Information dated June 1, 1999, for the Fund does not differ from that contained in Post-Effective Amendment No. 56 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 27, 1999.

Very truly yours,

LIBERTY FUNDS TRUST I



By:  Ellen Harrington
     Assistant Secretary


Enclosures

           J. DiMaria (PWC)
           M. Muller (Ropes) (5)
           E. Edson
           Blue Sky
           J. Terrazino (SR)
           D. Young (2)
           S. Schermerhorn

One Financial Center, Boston, MA 02111-2621, 1-800-225-2365